American Funds Target Date Retirement Series® Prospectus Supplement November 1, 2013 (for prospectus dated January 1, 2013)

1. The table on page 62 of the prospectus under the heading “Target Fund allocations” is amended in its entirety as follows:

The following table details the percentage allocation of each fund to the underlying American Funds as of November 1, 2013*:

	2055	2050	2045	2040	2035	2030	2025	2020	2015	2010
Growth
AMCAP Fund®	7%	7%	7%	7%	7%	7%	6%	4%	4%	2%
EuroPacific Growth Fund®	4	4	4	4	4	4	4	3	3	0
The Growth Fund of America®	7	7	7	7	7	7	6	4	3	1
The New Economy Fund®	4	4	4	4	4	4	3	0	0	0
New Perspective Fund®	7	7	7	7	7	7	7	5	5	2
New World Fund®	4	4	4	4	4	4	3	1	0	0
SMALLCAP World Fund®	7	7	7	7	7	7	6	3	0	0
Growth allocation	40	40	40	40	40	40	35	20	15	5
Growth-and-Income
American Mutual Fund®	8%	8%	8%	8%	7%	6%	6%	6%	6%	6%
Capital World Growth and Income Fund®	7	7	7	7	6	5	5	5	5	4
Fundamental Investors®	8	8	8	8	7	6	6	6	5	4
International Growth and Income FundSM	4	4	4	4	4	3	3	3	2	1
The Investment Company of America®	9	9	9	9	8	7	7	7	6	5
Washington Mutual Investors FundSM	9	9	9	9	8	8	8	8	6	5
Growth-and-Income allocation	45	45	45	45	40	35	35	35	30	25
Equity-Income and Balanced

American Balanced Fund®	4%	4%	4%	4%	5%	8%	8%	8%	8%	7%
Capital Income Builder®	3	3	3	3	5	6	6	6	6	9
The Income Fund of America®	3	3	3	3	5	6	6	6	6	9
Equity-Income and Balanced allocation	10	10	10	10	15	20	20	20	20	25
Bond
American Funds Inflation Linked Bond FundSM	0%	0%	0%	0%	0%	0%	2%	2%	2%	4%
American Funds Mortgage Fund®	0	0	0	0	0	0	0	5	5	8
American High-Income Trust®	0	0	0	0	0	0	0	0	0	5
The Bond Fund of America®	0	0	0	0	0	0	0	0	5	9
Capital World Bond Fund®	0	0	0	0	0	0	0	5	5	5
Intermediate Bond Fund of America®	0	0	0	0	0	0	0	5	9	9
U.S. Government Securities Fund®	5	5	5	5	5	5	8	8	9	5
Bond allocation	5	5	5	5	5	5	10	25	35	45

*The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments.

2. The following is added to the prospectus under the heading “Underlying funds - Bond funds” in the “Information regarding the underlying funds” section:

American Funds Inflation Linked Bond Fund The fund’s investment objective is to provide inflation protection and income consistent with investment in inflation linked securities.

The fund seeks to provide inflation protection and income by investing primarily in inflation linked securities. Normally, at least 80% of the fund’s assets will be invested in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index so that principal and interest adjust to reflect changes in the index. For example, U.S. Treasury Inflation-Protected Securities (TIPS) are linked to the Consumer Price Index for Urban Consumers (CPURNSA). Other sovereign governments and corporations also issue inflation linked securities that are tied to their own local consumer price index or the CPURNSA.

The fund will invest at least 80% of its assets in securities guaranteed or sponsored by the U.S. government. The fund will invest primarily in debt securities with quality ratings of Aa3 or better or AA- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization. The fund will invest in debt securities with a wide range of maturities.

Keep this supplement with your prospectus

Lit. No. MFGEBS-067-1113P Printed in USA CGD/AFD/10039-S40047

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/ STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Statement of Additional Information Supplement November 1, 2013

For the following funds with statements of additional information dated December 1, 2012 — October 1, 2013 (each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds College Target Date SeriesSM

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond FundSM

American Funds Portfolio SeriesSM

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Target Date Retirement Series®

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Income Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund,® Inc.

SMALLCAP World Fund,® Inc.

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

The Tax-Exempt Fund of Maryland®

The Tax-Exempt Fund of Virginia®

Washington Mutual Investors FundSM

The “Disclosure of portfolio holdings” section of the statement of additional information is amended in its entirety to read as follows:

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of directors/trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund, its investment adviser or any of their affiliates receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holding information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

Keep this supplement with your statement of additional information.

MFGEBS-070-1113O CGD|10149-S40263